SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Carrying Amounts of Assets and Liabilities of Giant Network and Its Consolidated Entities, Including Intercompany Payables

The following table represents the carrying amounts of the assets and liabilities of Giant Network and its consolidated entities, including the intercompany payables to the Company’s PRC subsidiaries for accrued service and license fees of RMB1,278,972,129 and RMB1,694,938,756 (US$ 279,983,936) as of December 31, 2012 and 2013, respectively:

	2012	2013	2013
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	274,141,083	320,894,854	53,008,054
Accounts receivable	6,555,391	3,494,393	577,233
Prepayments and other current assets	37,563,773	31,571,092	5,215,173
Due from a related parties	1,019,128,949	1,359,271,355	224,535,632
Inventories	333,195	—	—
Deferred tax assets, net	143,002,725	115,097,258	19,012,713

Total current assets	1,480,725,116	1,830,328,952	302,348,805

Non-current assets:
Property and equipment, net	312,791,693	313,983,683	51,866,409
Intangible assets, net	5,914,981	20,520,060	3,389,672
Due from research and development entity partners	637,000	—	—
Goodwill	15,170,511	15,170,511	2,505,990
Long-term investments	59,808,310	70,072,423	11,575,140
Deferred tax assets, net	1,502,617	1,675,755	276,815
Other assets	1,100,000	62,291,667	10,289,850

Total non-current assets	396,925,112	483,714,099	79,903,876

Total assets	1,877,650,228	2,314,043,051	382,252,681

LIABILITIES
Current liabilities:
Payables and accrued expenses	63,103,923	68,497,136	11,314,921
Advances from distributors	93,468,209	70,317,903	11,615,690
Due to a related parties	1,298,030,769	1,723,137,717	284,642,073
Deferred revenue	470,279,509	347,524,943	57,407,031
Tax payable	4,371,971	22,209,243	3,668,706
Unrecognized tax benefit	6,418,702	6,418,702	1,060,294
Deferred tax liabilities	2,500,250	—	—

Total current liabilities	1,938,173,333	2,238,105,644	369,708,715

			—
Total liabilities	1,938,173,333	2,238,105,644	369,708,715

Breakdown of Contribution by Giant Network, VIE, and Its Subsidiaries as well as Company and Other Entities within Group to Group's Total Net Income and Total Comprehensive Income

The following table represents the breakdown of contribution by Giant Network and its consolidated entities as well as the Company and other entities within the Group to the Group’s total net income and total comprehensive income. The amounts presented below are calculated before deducting intercompany service and license fees payables from the VIE and its consolidated entities to the other PRC subsidiaries of the Company.

	For year ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Net income (loss) attributable to the Company’s shareholders
Giant Network and its consolidated entities	1,515,790,079	1,778,254,022	1,908,831,536	315,316,505
The Company and other entities within the Group	(635,823,205)	(784,534,016)	(655,863,608)	(108,340,950)

	879,966,874	993,720,006	1,252,967,928	206,975,555

Other comprehensive income (loss)
Giant Network and its consolidated entities	—	—	—	—
The Company and other entities within the Group	(100,725,366)	32,505,955	(4,541,240)	(750,160)

	(100,725,366)	32,505,955	(4,541,240)	(750,160)

Comprehensive income	779,241,508	1,026,225,961	1,248,426,688	206,225,395

Estimated Useful Lives for Depreciation Computed Using Straight-line Method

Depreciation is computed using the straight-line method over the following estimated useful lives:

Computer equipment	5 years
Leasehold improvements	Over the shorter of the lease terms or the estimated useful lives of the assets
Furniture and fixtures	5 years
Motor vehicles	5 years
Property	42 years

Estimated Useful Lives for Amortization Computed Using Straight-line Method

Amortization is computed using the straight-line method over the following estimated useful lives:

Online game product development costs	4 years
Software	3 and 10 years
License fee	Over the shorter of the license terms or
the estimated licensed game lives